SHARE CAPITAL - Disclosure of detailed information about warrants, valuation assumptions (Details)		12 Months Ended
	Feb. 08, 2018 CAD ($) year	Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Warrants issued	1,452,533	0
Exercise price	$ 1.75
Market price	$ 1.10
Expected term (years) | year	2.0
Expected share price volatility	63.80%
Average risk-free interest rate	1.83%
Expected dividend yield	$ 0
FAIR VALUE ASSIGNED	$ 319,000